Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Bank Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	$ 30,702,899	$ 35,784,423
Fair value, Assets	843,628	605,529
Fair value, Liabilities	898,394	2,466,767
Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,879,785	602,766
Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,374,404	5,195,191
Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	9,492,461	11,367,616
Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	11,718,879	12,513,617
Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,249,869	2,052,625
More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,987,501	4,052,608
Fair value hedge derivatives
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	13,042,433	17,365,517
Fair value, Assets	502,986	348,539
Fair value, Liabilities	322,052	1,493,316
Fair value hedge derivatives | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	841,009	100,007
Fair value hedge derivatives | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	224,877	3,873,612
Fair value hedge derivatives | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,140,185	3,873,940
Fair value hedge derivatives | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,281,113	6,294,334
Fair value hedge derivatives | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,720,983	847,282
Fair value hedge derivatives | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,834,266	2,376,342
Fair value hedge derivatives | Interest rate swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,140,990	9,821,911
Fair value, Assets	40,062	96,729
Fair value, Liabilities	78,329	1,319,275
Fair value hedge derivatives | Interest rate swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Interest rate swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	12,562
Fair value hedge derivatives | Interest rate swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	3,656,708
Fair value hedge derivatives | Interest rate swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,047,050	2,971,608
Fair value hedge derivatives | Interest rate swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,153,300	2,219,138
Fair value hedge derivatives | Interest rate swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	543,000	349,780
Fair value hedge derivatives | Interest rate swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	397,640	612,115
Fair value hedge derivatives | Cross currency swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	8,901,443	7,543,606
Fair value, Assets	462,924	251,810
Fair value, Liabilities	243,723	174,041
Fair value hedge derivatives | Cross currency swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Cross currency swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	841,009	87,445
Fair value hedge derivatives | Cross currency swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	224,877	216,904
Fair value hedge derivatives | Cross currency swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,093,135	902,332
Fair value hedge derivatives | Cross currency swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,127,813	4,075,196
Fair value hedge derivatives | Cross currency swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,177,983	497,502
Fair value hedge derivatives | Cross currency swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,436,626	1,764,227
Cash flow hedge derivatives
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	17,660,466	18,418,906
Fair value, Assets	340,642	256,990
Fair value, Liabilities	576,342	973,451
Cash flow hedge derivatives | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,038,776	502,759
Cash flow hedge derivatives | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,149,527	1,321,579
Cash flow hedge derivatives | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	5,352,276	7,493,676
Cash flow hedge derivatives | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	7,437,766	6,219,283
Cash flow hedge derivatives | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	528,886	1,205,343
Cash flow hedge derivatives | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,153,235	1,676,266
Cash flow hedge derivatives | Cross currency swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	15,490,216	15,982,263
Fair value, Assets	275,446	251,451
Fair value, Liabilities	576,342	908,827
Cash flow hedge derivatives | Cross currency swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Cross currency swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	889,661	459,517
Cash flow hedge derivatives | Cross currency swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,989,477	1,144,579
Cash flow hedge derivatives | Cross currency swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,491,191	5,286,020
Cash flow hedge derivatives | Cross currency swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	7,437,766	6,210,538
Cash flow hedge derivatives | Cross currency swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	528,886	1,205,343
Cash flow hedge derivatives | Cross currency swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,153,235	1,676,266
Cash flow hedge derivatives | Currency forwards
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,170,250	2,436,643
Fair value, Assets	65,196	5,539
Fair value, Liabilities	0	64,624
Cash flow hedge derivatives | Currency forwards | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Currency forwards | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	149,115	43,242
Cash flow hedge derivatives | Currency forwards | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	160,050	177,000
Cash flow hedge derivatives | Currency forwards | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,861,085	2,207,656
Cash flow hedge derivatives | Currency forwards | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	8,745
Cash flow hedge derivatives | Currency forwards | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Currency forwards | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	$ 0	$ 0